Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases [Line Items]
Operating right-of-use assets	$ 153,052	$ 255,389
Lease liabilities	172,506	$ 273,814
Borrowing rate		5.625%
Operating lease expenses	$ 143,177	$ 133,496
Hong Kong [Member]
Leases [Line Items]
Borrowing rate	5.00%	5.625%
Minimum [Member]
Leases [Line Items]
Borrowing rate	5.00%
Maximum [Member]
Leases [Line Items]
Borrowing rate	5.625%